Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets
Cash and marketable securities held in Trust Account	1	$276,207,207	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	$8,964,000	$19,458,000
Warrant Liability — Private Placement Warrants	3	$13,805,441	$10,643,808

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The measurement of the Public Warrants as of December 31, 2021 and 2020 is classified as Level 1 due to the use of an observable market quote in an active market. Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The fair value of the Private Placement Warrants was estimated at December 31, 2021 and 2020 to be $1.84 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	December 31, 2021	December 31, 2020
Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

The following table presents the changes in the fair value of Level 3 warrant liabilities:

					Warrant
	Private Placement		Public		Liabilities
Fair value as of January 1, 2020	$		$		$
Initial measurement on July 7, 2020 (Initial Public Offering)		6,241,600		11,454,000	17,695,600
Transfer to Level 1		—		(11,046,900)	(11,046,900)
Change in fair value		4,402,208		(407,100)	3,995,108
Fair value as of December 31, 2020		$10,643,808		$—	$10,643,808
Change in fair value		3,161,633		—	3,161,633
Fair value as of December 31, 2021		$13,805,441		—	$13,805,441

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $11.1 million during the period from July 7, 2020 through December 31, 2020. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2021.

Gelesis
Fair Value Measurements
3.	Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Preferred stock warrants	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2020 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	$23,998	$23,998	$—	$—
Total assets measured at fair value	$23,998	$23,998	$—	$—
Liabilities:
Preferred stock warrants	$12,099	$—	$—	$12,099
One Srl call option (see Note 11)	1,545	—	—	1,545
Total liabilities measured at fair value	$13,644	$—	$—	$13,644

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the years ended December 31, 2021 and 2020. The fair value of the tranche right liability, preferred stock warrant liability, and call option liability includes inputs not observable in the market and thus represents a Level 3 measurement. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The significant assumption used in the model is the probability of the following scenarios occurring:

	At December 31,
	2021	2020
IPO scenario	2.5%	75.0%
Market adjusted equity value method	2.5%	25.0%
Special purpose acquisition company ("SPAC") scenario	95.0%	0.0%

Tranche right liability

Tranche rights are initially recorded at fair value, are subsequently adjusted for settlement of the tranche rights upon issuance of the tranche shares and are remeasured at each subsequent reporting date. The Company initially measures the fair value of the tranche rights at the issuance date, and subsequently at each reporting date, using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of tranche rights include the estimated fair value of the underlying stock, expected term of the tranche right, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s tranche right liability during the year ended December 31, 2020 (in thousands):

Tranche
rights liability
Balance at December 31, 2019	$310
Change in fair value of tranche rights liability immediately prior to tranche settlement in April 2020	(256)
Settlement of Series 3 Growth tranche rights liability in April 2020	(54)
Balance at December 31, 2020	$—

The change in the fair value of the Tranche Rights is influenced primarily by the price of the underlying Redeemable Convertible Preferred Stock and the remaining term of the Tranche Right. During the year ended December 31, 2020, the Company recognized a loss of $0.3 million in the consolidated statements of operations related to changes in the fair value of tranche rights. The tranche rights liability was settled in April 2020 and there was no outstanding liability at December 31, 2020.

Preferred stock warrant liability

Preferred stock warrants are recorded at estimated fair value at the date of issuance and are remeasured at each subsequent reporting date. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of warrants include the estimated fair value of the underlying stock, expected term, risk free interest rate, and expected volatility. The Company estimates the fair value of the underlying stock by estimating the probability of various change of control events occurring and then estimates the present value of the amount the holders would receive upon the change in control.

The following represents a summary of the changes to Company’s warrant liability for the years ended December 31, 2021 and 2020 (in thousands):

				Series 3	Series 4
	Series A-1	Series A-3	Series A-4	Growth	Growth
	Warrants	Warrants	Warrants	Warrants	Options	Total
Balance at December 31, 2019	485	2,541	7,686	4,631	653	15,996
Issuance of Series 4 Growth option liability	—	—	—	—	745	745
Extinguishment of Series 3 Growth warrant	—	—	—	(5,973)	—	(5,973)
Exercise of Series A-4 warrants	—	—	(135)	—	—	(135)
Change in fair value of warrant liability	96	355	1,071	1,342	(1,398)	1,466
Balance at December 31, 2020	$581	$2,896	$8,622	$—	$—	$12,099
Exercise of warrants	(937)	(2,987)	—	—	—	(3,924)
Change in fair value of warrant liability	356	91	7,199	—	—	7,646
Balance at December 31, 2021	$—	$—	$15,821	$—	$—	$15,821

Warrants with an expected term of less than one year from the date of the consolidated balance sheets are recorded under current liabilities on the consolidated balance sheets. At December 31, 2021, the Company reported a warrant liability in the amount of $15.8 million under current liabilities. At December 31, 2020, the Company reported a warrant liability in the amount of $0.6 million and $11.5 million under current and noncurrent liabilities, respectively.

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2021:

Series A-4
Warrants
Expected term	0.1 years
Expected volatility	48.0%
Expected dividend yield	0.0%
Risk free interest rate	0.6%
Estimated fair value of the redeemable convertible preferred stock	$22.36
Exercise price of warrants	$0.04

The following weighted average assumptions were used to determine the fair value of the warrant liability at December 31, 2020:

	Series A-1	Series A-3	Series A-4
	Warrants	Warrants	Warrants
Expected term	0.3 years	1.5 years	2.6 years
Expected volatility	48.0%	68.0%	59.0%
Expected dividend yield	0.0%	0.0%	0.0%
Risk free interest rate	0.1%	0.1%	0.2%
Estimated fair value of the redeemable convertible preferred stock	$12.24	$12.21	$12.22
Exercise price of warrants	$4.44	$0.04	$0.04

The Company issued equity-classified common stock warrants during the year ended December 31, 2020 (see Note 13). While the fair value of the common stock warrants represents a Level 3 measurement, equity-classified warrants are recorded at their initial fair value and not subsequently remeasured. As such, the common stock warrants and its unobservable inputs are not included in the above tables.

One Srl call option liability

The One Srl call option liability was recorded at estimated fair value at the date of issuance and is remeasured at each subsequent reporting date with changes in fair value recorded in other income (expense) in the accompanying consolidated statements of operations. Fair value is determined using a Black-Scholes option pricing model. The significant inputs used in estimating the fair value of call option liability include the estimated fair value of the underlying stock price, expected term, risk free interest rate, and expected volatility.

The following represents a summary of the changes to Company’s One Srl call option liability for the years ended December 31, 2021 and 2020 (in thousands):

Fair value of One Srl call option	$1,494
Foreign currency translation loss	51
Balance at December 31, 2020	$1,545
Change in fair value	1,024
Foreign currency translation gain	(153)
Balance at December 31, 2021	$2,416

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

The following weighted average assumptions were used to determine the fair value of the One Srl call option liability at December 31, 2021 and 2020:

	At December 31,
	2021	2020
Expected term	2.0 years	1.8 years
Expected volatility	62.0%	61.0%
Expected dividend yield	0.0%	0.0%
Risk free interest rate	0.7%	0.1%
Estimated fair value of ownership interest	$6,922	$6,066
Exercise price of call option	$6,806	$7,358

Convertible promissory notes

The convertible promissory notes issued in conjunction with the bridge financing arrangement were recognized at fair value at issuance and subsequent changes in fair value were recorded in the accompanying consolidated statements of operations (see Note 12). Fair value is determined using a multiple scenario-based valuation method. The fair value of the hybrid instrument was determined by calculating the value of the instrument in each scenario “with” the respective conversion feature and “without”. The significant inputs used in estimating the fair value of the convertible promissory notes include the estimated discount rate, expected term, and the outcome probability with respect to each scenario.

The following assumptions were used to determine the fair value of the convertible promissory notes at December 31, 2021:

Convertible
Promissory Notes
Expected term	0.1 years
Discount rate	36.3%
Probability of repayment after close of business combination	95.0%
Probability of holder electing conversion option	5.0%